August 23, 2013
JEFFREY R. VETTER, ESQ.		EMAIL JVETTER@FENWICK.COM
DIRECT DIAL (650) 335-7631

CERTAIN PORTIONS OF THIS LETTER AS SUBMITTED HAVE BEEN OMITTED AND SUBMITTED SEPARATELY TO THE COMMISSION. CONFIDENTIAL TREATMENT HAS BEEN REQUESTED FOR THE OMITTED PORTIONS, WHICH HAVE BEEN REPLACED WITH THE FOLLOWING PLACEHOLDER “[**].”

VIA EDGAR AND OVERNIGHT COURIER

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attention:	Barbara C. Jacobs, Assistant Director
David Edgar, Staff Accountant
Patrick Gilmore, Accounting Branch Chief
Gabriel Eckstein, Staff Attorney

Re:	King Digital Entertainment plc
Draft Registration Statement on Form F-1
Confidentially Submitted July 16, 2013
CIK No. 0001580732

Ladies and Gentlemen:

On behalf of King Digital Entertainment plc (“King” or the “Company”), we are transmitting this letter in response to comments received from the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) by letter dated August 12, 2013, with respect to the draft Registration Statement on Form F-1 (CIK No. 0001580732) confidentially submitted to the Commission on July 16, 2013 (the “Draft Registration Statement”). This letter is being submitted together with confidential draft no. 2 of the Draft Registration Statement (“Draft No. 2”). The numbered paragraphs below correspond to the numbered comments in the Staff’s letter and the Staff’s comments are presented in bolded italics. For the convenience of the Staff, we are also sending, by overnight courier, copies of this letter and copies of Draft No. 2 in paper format, marked to show changes from the Draft Registration Statement as originally confidentially submitted. In addition to revising the Draft Registration Statement to address the comments raised by the Staff in its letter, the Company revised Draft No. 2 to update other disclosures, including the addition of financial statements for the quarters ended March 31, 2012 and 2013. The Company anticipates it will include financial statements for the six months ended June 30, 2012 and 2013 in a future draft submission of the Draft Registration Statement.

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-1

Securities and Exchange Commission

August 23, 2013

Because of the commercially sensitive nature of certain information contained herein, this letter is accompanied by the Company’s request for confidential treatment of selected portions of this letter pursuant to Rule 83 of the Commission’s Rules on Information and Requests, 17 C.F.R. § 200.83 and the Freedom of Information Act.

General

1.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

The Company advises the Staff that it has not presented to potential investors in reliance on Section 5(d) of the Securities Act of 1933, as amended (the “Securities Act”). In addition, the Company advises the Staff that the underwriters have informed it that no research reports about the Company have been published or distributed in reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in this offering. To the extent any such written materials are provided or research reports are published or distributed in the future, the Company will provide the Staff with copies of any such materials or reports.

2.	We will process your submission and amendments without price ranges. Since the price range you select will affect disclosure in several sections of the document, we will need sufficient time to process your amendments once a price range is included and the material information now appearing blank throughout the document has been provided. Please understand that the effect of the price range on disclosure throughout the document may cause us to raise issues on areas not previously commented on.

The Company acknowledges the Staff’s comment. The Company intends to supplementally provide the Staff with an estimated price range approximately two weeks prior to the commencement of the road show for the proposed offering and include the price range in a subsequent amendment to the Draft Registration Statement publicly filed via EDGAR.

3.	We note several news articles reporting that you intend to file a registration statement and that you have hired investment banks to pursue an IPO. Given that these articles have occurred prior to the public filing of your registration statement, please provide us with your analysis as to whether you believe these news articles comport with the requirements of Section 5(c) of the Securities Act of 1933. Your analysis should indicate the steps you have performed to keep matters relating to any submission about your offering confidential.

The Company advises the Staff that the news articles referenced in the Staff’s comment appear to have originated primarily in late June 2013. The Company advises the Staff that it selected investment banks in late

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-2

Securities and Exchange Commission

August 23, 2013

May and held an “organizational” meeting on May 29, 2013. The Company does not have any knowledge as to the sources of information for these stories related to its proposed initial public offering because it did not contact the press regarding a proposed offering. Furthermore, in nearly every article it was noted that the Company did not respond to requests for comment regarding a proposed initial public offering at that time and stated that it would not comment on when it would consider making a decision with respect to an initial public offering. The Company believes that the existence of these articles are consistent with the Company’s obligations under the Securities Act not to “condition the market” for an offering and would not constitute an “offer to sell” or a “solicitation of an offer to buy” a security under Section 2(a)(3) of the Securities Act. The Company has reviewed what it believes to be the relevant news articles and notes that the quotes attributed to the Company in such articles made it clear that at the time of such quotes there were no current offering plans. See, e.g., http://techcrunch.com/2013/06/19/candy-crush-ipo/; http://www.usatoday.com/story/tech/2013/06/18/king-initial-public-offering-zynga/2435163/; http://venturebeat.com/2013/06/18/good-to-be-king-candy-crush-saga-developer-plans-ipo/; http://www.businessinsider.com/candy-crush-king-ipo-2013-6;http://www.fool.com/investing/general/2013/06/29/the-next-hot-ipo-to-get-crushed-70-potential-serie.aspx.

Furthermore, none of the quotes that are attributed to the Company reference the Company’s intention to file a registration statement, the hiring of investment banks or any other details of a potential offering. Although a small subset of these articles include an old quote from the Company’s Chief Executive Officer that references preparation for an offering, such quote was given in approximately June 2012, almost a full year prior to the Company’s initial confidential submission of the Draft Registration Statement, significantly in advance of the date the Company decided to prepare for an initial public offering and well before it commenced formal initial public offering-related activities and selected underwriters. See, e.g., http://online.wsj.com/article/SB10001424127887323566804578553292301803254.html.

To the Company’s knowledge, none of the Company’s officers, directors, employees or representatives supplied the initial public offering-related information included in these articles. In addition, the Company submits that it believes the limited amount of information regarding the Company or any potential initial public offering that is contained in these articles could not reasonably be construed as an attempt to offer the Company’s securities or otherwise condition the market.

The Company also advises the Staff that in connection with its decision to commence formal initial public offering-related activities, the Company in consultation with its legal counsel promptly after the “organizational” meeting implemented policies and procedures that are designed to prevent any improper communications. The Company continues and will continue to vigilantly monitor compliance with these policies and procedures.

Inside Front Cover Page

4.	Explain to us why you believe that disclosing the number of daily games played is appropriate for your gatefold graphics when you do not discuss this metric elsewhere in your prospectus. Please note that we will contact you separately regarding any additional issues with the graphics in your prospectus.

In response to the Staff’s comment, the Company has revised its disclosure in the section of Draft No. 2 entitled “Business—Our Games” to also disclose the number of daily games played elsewhere in the prospectus.

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-3

Securities and Exchange Commission

August 23, 2013

Summary

Overview, page 1

5.	Please provide support for your claim of leadership in the first sentence. In addition, provide support for your statement:

The Company advises the Staff that it believes that it is a “leading interactive entertainment company for the mobile world” for a number of reasons, including (i) third-party reports identifying the Company as a leading game developer and publisher, copies of which are being provided supplementally under separate cover, (ii) third-party rankings of the Company’s games by key operating metrics showing Candy Crush Saga and Pet Rescue Saga among the top five games in the Apple iTunes store and the Google Play store and (iii) third-party awards consisting of the App Award for Games Gold Stevie Winner at the 2012 International Business Awards and Candy Crush Saga winning the 2013 Best Social Game at the Ninth Annual International Mobile Gaming Awards.

•	In the first paragraph that Candy Crush is “one of the largest interactive entertainment franchises of all time”;

The Company advises the Staff that is has compared and evaluated its user metrics against other leading interactive entertainment franchises, such as fantasy sports and popular videogame franchises. The Company believes that Candy Crush Saga is among the largest historically based on user reach. For example, by comparing units sold to Candy Crush Saga’s installs, Candy Crush Saga has greater user reach than the Call of Duty, Halo, and Madden videogame franchises, which are among the largest videogame franchises to date. In response to the Staff’s comment, the Company is supplementally providing this data under separate cover.

•	In the fourth paragraph that much of the global gaming audience is “attracted to casual titles”;

The Company believes that gaming users are being attracted to casual game titles, based on third-party reports and articles that note the increase in popularity of casual games across the gaming audience. The Company is supplementally providing these under separate cover.

•	In the fifth paragraph that your development process is “unparalleled in your industry”;

The Company advises the Staff that it believes that its development process of developing a game IP with a small team of developers, and then “testing” the gameplay with its pool of players on its King.com website through tournament play and then further developing successful game IP’s into mobile and social games is unique in the industry. The Company also notes that it has been offering online casual games for nearly ten years. The Company believes that it is able to gain better insights into how a larger playing community will react to features within a game and the overall game experience when it is tested by hundreds of thousands of dedicated users prior to its being released onto social or mobile platforms. In addition, the Company also believes that its investment and ongoing expenditures in game development are more efficient than other participants in the game industry. For example, the Company has reviewed publicly available information from companies within the gaming industry such as annual revenues, number of new games released in a given year, research and development expenses and capital expenditure, and the Company has concluded that relative to this sample set of companies, the Company’s average research and development expense and capital expenditure per new game were lower than those of the sample set.

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-4

Securities and Exchange Commission

August 23, 2013

•	In the first sentence on page 2 that you have a “track record of long-term retention driven by… [y]our proven ability to cross-promote new games”; and

The Company believes that the statement “we have a track record of long-term retention driven by game longevity and our proven ability to cross promote new games to our audience” is accurate. The Company tracks player retention by monitoring the length of time a user is active across its network of games and has found evidence of consistent engagement from customers over time. For example, over 40% of the players who installed Bubble Witch Saga in February of 2012 are still active in on the Company’s network, over 500 days from their initial install date. The Company believes that the key factors driving this demonstrated customer retention are game longevity and cross promotion of new games. The Company monitors game longevity by reviewing metrics such as daily active users (“DAUs”) and gross bookings since a game’s release and has found that its Saga games demonstrate robust engagement over time. For example, the Company has retained approximately 80% of its Bubble Witch Saga DAUs from July 2012 to July 2013. Additionally, the Company monitors the number of new games installed by a game player, which it believes serves an indicator of the Company’s cross-promotion activities, and the Company has found that many players who have installed one of its games install additional games. For example, the average Bubble Saga player who joined the Company’s network in May 2011 has since installed on average more than 3.5 games.

•	On page 79 that the casual gaming category has “historically attracted women between 25 and 55 and both the gender and the age mix are now widening.”

The Company believes that the casual gaming category has historically attracted women between 22 and 55 and both the gender and age mix are now widening based on third-party reports and articles that note the change in the casual gaming demographic mix by age and gender over time. The Company also notes that it believes that a majority of its user base fits within this demographic group as well. The Company is supplementally providing these materials under separate cover.

6.	Refer to the second full paragraph on page 2. Presentation of non-GAAP or non-IFRS financial measures must include equally prominent disclosure of the most directly comparable GAAP or IFRS measure. Please identify and disclose the comparable IFRS measure for Gross Bookings. Provide similar disclosure for Adjusted EBIT on page 5.

In response to the Staff’s comment, the Company has revised its disclosure on page 2 and elsewhere in Draft No. 2.

7.	Where applicable, throughout the prospectus, where you refer to certain financial measures as non-GAAP, also disclose, if true, that the measures are non-IFRS.

In response to the Staff’s comment, the Company has revised its disclosure on page 2 and elsewhere in Draft No. 2 to be clear that non-GAAP financial measures also are non-IFRS measures and the Company also has revised its disclosures in other sections of Draft No. 2 to clarify that they are non-IFRS measures.

Industry Background and Our Opportunity, page 2

8.	Please explain what you mean by “dramatically” in the first sentence of the second paragraph. Quantify, if possible. Also clarify what you mean by “a virtuous cycle of discovery” in the third paragraph on page 5.

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-5

Securities and Exchange Commission

August 23, 2013

The Company believes that the “size of the global gaming audience is increasing dramatically” is an accurate statement. The Company has reviewed various third-party reports and data that collectively indicate that both access to games and the popularity of games have increased, which will continue to increase the size of the global gaming audience. For example, as disclosed in the “Business” section of the Draft Registration Statement, the number of mobile devices is expected to increase, which will also increase the audience for mobile games as games currently represent the largest share of time spent on smartphones and tablets. Each of the global smartphone and tablet installed bases are expected to grow at a CAGR of 24.4% and 39.2%, respectively, from 2012 to 2016. The Company previously supplementally provided this data by letter dated July 26, 2013.

Additionally, sectors of the global gaming audience demonstrate dramatic growth. For example, the number of U.S. gamers increased 241% from 2008 to 2011 and there were 217 million worldwide visitors to online gaming sites in 2007 and 617 million people played an online game in 2013. In 2013 there are at least an estimated 1.23 billion gamers worldwide. The Company is supplementally providing this data under separate cover.

The Company cannot quantify the increase in the size of the global gaming audience as it has reached this conclusion based on a synthesis of multiple third-party reports and data.

In response to the Staff’s comment with respect to “a virtuous cycle of discovery”, the Company has revised its disclosure on page 4 of Draft No. 2.

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-6

Securities and Exchange Commission

August 23, 2013

Massive Player Network and Loyal Customer Base, page 4

9.	Please clarify what you mean by the statement that you “use the same set of algorithmic ROI-driven rules as for paid acquisition.”

In response to the Staff’s comment, the Company has revised its disclosure on page 4 and elsewhere in Draft No. 2.

Risk Factors

A small number of games currently generate…, page 13

10.	You state that your “top three games… accounted for 91% of [y]our gross bookings” but that Candy Crush Saga was responsible for a “substantial majority of such amount.” Please expand your risk factor to quantify here and on page 52 the percent of gross bookings accounted for by Candy Crush Saga.

The Company submits that disclosing that Candy Crush Saga was responsible for a “substantial majority” of gross bookings provides prospective investors with the most important and material information about the scope of the Company’s gross bookings, and that disclosing an aggregate number for Candy Crush Saga could potentially be misleading and not representative of the trajectory and changing shape of Company’s current operating and business model. As noted in the Draft Registration Statement, the Company currently distributes its casual games through two primary channels—web and mobile. Candy Crush Saga was released through the web channel in the third quarter of 2011. Currently, the Company offers 10 games on the web channel (excluding tournament games on the King.com website) and this channel represented approximately 33% of the Company’s total gross bookings in the six months ended June 30, 2013. By comparison, the Company introduced Candy Crush Saga on the Apple App Store in November 2012. Through the second quarter of 2013, the Company had offered only two games through mobile channels for the full period-to-date in 2013, with an additional game, Pet Rescue Saga, being introduced on mobile late in June 2013. With this smaller number of games on mobile, Candy Crush Saga represented over [**] of gross bookings on the mobile channel in the six months ended June 30, 2013. With the longer history of Candy Crush Saga on the web compared with mobile channels, together with the larger selection of games offered on web, Candy Crush Saga accounted for approximately [**] of gross bookings from the web in the month of June 2013.

The Company has recently released Pet Rescue Saga on mobile, now currently offers three mobile games, and anticipates introducing additional games so that it will have at least five mobile titles by the end of 2013. The Company has also seen the contribution from Candy Crush Saga decline as a percentage of mobile bookings to below [**] in recent periods subsequent to June 30, 2013. Accordingly, the Company believes that the gross bookings contribution from current and potential future individual titles will decrease over time and as more titles are released on both mobile and web channels, based on its experience with Candy Crush Saga and its other games on the web channel.

The Company believes that if it were to disclose historic contribution data for any particular title, investors would be comparing information from periods when the Company was not offering the same number and scale of games across the same distribution platforms, in particular with reference to the prospective development of the business. As a result, contributions from any particular title could be temporarily portraying a higher level of concentration than would be expected to occur once the Company has similar numbers of games offered on web and mobile platforms and over the longer term. Therefore, the Company believes that investors could have the impression that a particular title could account for a larger percentage of recurring revenues than would occur in actuality under a more “steady state” distribution model. By instead using a broader reference in the Draft Registration Statement, together with a highly-prominent risk factor as to the concentration, investors will still be

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-7

Securities and Exchange Commission

August 23, 2013

aware that Candy Crush Saga is the majority contributor to the Company’s revenues, but would not have an inaccurate picture as to what would be the expected contribution from the game in upcoming and future periods.

If players do not find our casual game format compelling…, page 15

11.	You disclose that players could lose interest in casual game formats. Please include a separate risk factor that describes the fleeting nature of player interest in casual games and highlights the resulting risk to your revenues and income.

In response to the Staff’s comment, the Company has added a new risk factor on page 15 of Draft No. 2.

We are dependent on a small number of data center providers…, page 20

12.	We note your dependency on your relationship with the two data centers located in Sweden. It appears that one agreement with your data centers is filed as exhibit 10.13. Please tell us if you intend to file the other data center agreement. Refer to Regulation S-K Item 601(b)(10).

The Company advises the Staff that it has two data centers. Exhibit 10.03, which was submitted with the Draft Registration Statement, represents the agreement with the Company’s primary data center provider that hosts the Company’s games. The Company’s second data center is a redundant data center, primarily for disaster recovery, and generally would only be utilized in the event that the primary data center became unavailable. In the Company’s operations to date, it has not experienced significant downtime or service-related issues requiring significant use of its second data center. Additionally, the Company does not anticipate utilizing such facilities as a primary data center for its operations in the future and the Company anticipates it will be able to renew its primary data center agreement on commercially reasonable terms. Consequently, the Company believes that the agreement with respect to the second data center is not a material contract of the type specified under Item 601(b)(10) of Regulation S-K because it is the type of agreement that accompanies the kind of business conducted by the Company, the Company is not substantially dependent on its second data center, and such agreement does not fall into the categories specified under Item 601(b)(10)(b)(ii) of Regulation S-K. As such, the Company submits that such agreement is not required as an exhibit to the Draft Registration Statement or any public filings pursuant to Item 601(b)(10) of Regulation S-K.

The Company also advises the Staff that it believes there are a number of alternate third-party data center facilities available to provide redundancy data center services to the Company on commercially reasonable terms.

The Company has revised the disclosure in this risk factor to clarify that it has a primary and a back-up data center.

13.	Please tell us why you are referencing subscription services in the last sentence of the second paragraph.

The Company has revised its disclosure on page 21 of Draft No. 2, as the reference is not material to its overall revenue.

Security breaches could harm our business, page 21

14.	You state that you have experienced attempts to breach the security of your systems. It is unclear to us whether a breach occurred and, if so, whether it was material. Please advise.

In response to the Staff’s comment, the Company has revised its disclosure on page 21 of Draft No. 2.

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-8

Securities and Exchange Commission

August 23, 2013

Our business is subject to a variety of laws worldwide…, page 24

15.	Refer to the second paragraph in this risk factor. Please provide us the analysis supporting your conclusion that “playing these games does not constitute gambling.”

The Company advises the Staff that it regularly monitors the issue of whether games of skill such as those offered by the Company could be considered to be prohibited gambling in certain jurisdictions. Generally speaking, under applicable U.S. federal and state law and the laws of many global jurisdictions, games of skill are not considered to constitute gambling. The Company operates only skill game tournaments on its own website, King.com. Skill games differ from gambling because they remove the element of chance. Players of skill games cannot expect to win such games through luck, random moves or pursuant to one or more favorable chance events. Skill involves the exercise of quickness or acuteness, and perception, intellect and/or the ability to better see what is relevant and significant. Playing and practicing skill games assists in the development of these skill sets.

The Company’s online tournament games are designed to eliminate the effects of chance, with the winner being the first to complete the game, complete the game in the fewest moves, or complete the game with the most points. The Company acts as the tournament host, and matches players in specific tournaments based on comparative rankings, and in return receives a tournament arrangement fee. Cash or other prizes help to add a sense of excitement to tournament play, but are not intended to be the primary motivation.

In addition, the skill games offered by the Company have been structured/modified to eliminate systemic elements of chance. For example, the Company has taken traditional games that involve some element of chance—such as Backgammon and Solitaire—and has modified and adapted these games to eliminate all systemic elements of chance. In Solitaire, for instance, players compete against each other using the same card shuffle, which eliminates the chance of one player having a better shuffle than another player.

The Company regularly consults with its outside legal advisors, both in the United States and internationally, to review existing and new U.S., state and international statutes, laws, rules and regulations that may impact the Company’s skill tournaments. Based on this review, if the Company believes that any of its skill tournaments are not compliant in the jurisdictions where its users are located, it will not permit residents of such jurisdiction to open or maintain an account in order to be able to play the Company’s skill tournaments. For example, certain states have gambling laws that may prohibit skill game models. These states have decided to statutorily abrogate the common law and general rule permitting skill games. Risking money on the outcome of skill games for the receipt of prizes in online competitions by site visitors may therefore violate state law. Consequently, the Company does not permit residents in these states to participate in tournaments offering cash or merchandise prizes.

As a result of the Company only offering its tournaments in jurisdictions that recognize the legality of the skill game model, the Company has concluded that its skills tournament offerings do not constitute gambling within the meaning of applicable laws.

Our directors, executive officers and holders…., page 34

16.	We note that Apax WW Nominees Ltd. and Index Ventures together own over 50% of your ordinary shares. Please tell us whether you will be considered a “controlled company” under the rules of the exchange on which your shares will be listed and disclose in your Summary the percentage voting power after the offering that will be held by existing 5% shareholders, executive officers, and directors.

The Company advises the Staff that it has considered the relevant listing rules of both the New York Stock Exchange and the NASDAQ Stock Market and does not consider itself to be a “controlled company” under the

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-9

Securities and Exchange Commission

August 23, 2013

listing rules of either exchange because no “group” (as described in the interpretive guidance of the exchanges) will control more than 50% of the outstanding shares or voting power of the Company after the offering. If, in the future, Apax WW Nominees Ltd. and Index Ventures act together as such a group, the Company could be considered to be a “controlled company,” but it currently does not intend to take advantage of the exemptions available to a “controlled company” under the listing rules of either exchange. The Company is not aware of any current or future intention or agreement of Apax WW Nominees Ltd. and Index Ventures to act together in a manner that would result in them being considered such a group.

In response to the Staff’s comment, the Company also has revised its disclosure on page 35 of Draft No. 2.

Market Data and User Metrics, page 37

17.	Regarding the industry data you cite in your prospectus, tell us how you confirmed that the data reflects the most recent available information and whether any of the publications from which the data is extracted were prepared for your company or for the offering.

The Company advises the Staff that each of the reports cited in the Industry Data section was the most recent available information based on inquiries to the reports’ authors, except that the IDC report listed as Number 3 in the list of reports was recently updated, and the Company is providing a copy of the updated report supplementally to the Staff under separate cover. With respect to the comScore, Inc. report cited as Number 7, the Company did not believe that an updated report was necessary in light of the context in which it was cited on page 37 of Draft No. 2. The Company also advises the Staff that none of the publications or reports were prepared for the Company or the offering.

Use of Proceeds, page 39

18.	You state that you may use the proceeds “for working capital and other general corporate purposes.” Please note that Item 3.C of Form 20-F requires that you break down the net amount of the proceeds into each intended use. In this regard, we note that you intend to expand into Asia. To the extent that this is one of the uses under “other general corporate purposes,” add appropriate disclosure.

The Company advises the Staff that it currently does not have specific plans for use of the proceeds from the offering, as it had cash and cash equivalents of approximately $161 million as of June 30, 2013 and generated revenue of $459 million in the quarter ended June 30, 2013. As a result, the Company has not allocated any material portion of the net proceeds for any specific purpose given its cash position and the amount of cash generated currently by its business. The Company also advises the Staff that its proposed expansion into certain Asian markets will not require a material amount of expenditures, and that the Company intends to fund any additional activities in Asia through fund, generated from its operations in the ordinary course, and that any expansion into Asian markets would occur, regardless of the timing or size of the initial public offering.

Dilution, page 42

19.	Where you provide the dollar amount of dilution, please also disclose the percentage of immediate dilution resulting from the offering. Refer to Item 9.E.2 of Form 20-F.

In response to the Staff’s comment, the Company has revised its disclosure on page 42 of Draft No. 2.

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-10

Securities and Exchange Commission

August 23, 2013

Non-GAAP Financial Measures

Gross Bookings, page 46

20.	Please explain your basis for including sales tax in arriving at gross bookings. In this regard, please tell us how the function of collecting and remitting sales tax is related to your operating performance. Also, please tell us the nature of the item(s) included in the “other income” adjustment.

Sales tax

The Company defines gross bookings on page 46 of Draft No. 2 as the total cash amount paid by its users for virtual items and for access to skills tournaments. Because the Company operates in the European Union, transactions with consumers are subject to Value Added Tax (“VAT”) which comprises a part of the total amount paid by European users and, therefore, the Company clearly and specifically includes this amount in the reconciliation between revenue under IFRS and gross bookings (i.e., the amounts paid by the Company’s users).

Other income

The Company advises the Staff that the “other income” adjustment within the periods presented includes other marketing-related rebates from platform providers, a rebate from a platform partner related to European Union VAT, and other immaterial and minor elements of income related to skill tournaments.

The Company has added disclosure on page 47 to describe the items included in the “other income” adjustment.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Key Financial Metrics, page 52

21.	In your “Gross Bookings by Geography” graph, you aggregate bookings outside of North America. Please tell us what consideration you gave to separately disclosing and providing a discussion of changes in gross bookings of each geographic area presented on page F-19 of your financial statements. Also tell us what consideration you gave to providing similar information for your other key metrics.

The Company chose to graphically present gross bookings by geography in the MD&A section to highlight the concentration of the Company’s gross bookings in North America, relative to the rest of the world because such gross bookings are materially higher relative to all other geographies individually. The Company has disclosed revenue by various geographies for annual periods on page F-19 of Draft No. 2 and for the quarters ended March 31, 2012 and 2013 on page F-43 of Draft No. 2 and anticipates that a similar disclosure would be included for the six months ended June 30, 2012 and 2013. The Company advises the Staff that providing gross bookings by additional geographies, similar to the Company’s presentation of revenue on pages F-19 and F-43 of the Company’s financial statements contained in Draft No. 2, would not demonstrate meaningful trends that would help a prospective investor understand the Company’s business performance across geographies. Furthermore, because the Company has historically priced its virtual items consistently across geographies, the Company believes such information would not provide additional meaningful information. In addition, although the pricing for the end user of a virtual item might be in the local currency, the Company’s revenues from Facebook or from mobile platforms are largely paid in U.S. dollars, though the Company receives some revenues in euros, and therefore the Company does not believe it faces material risks with respect to its business based on geographic spread. Therefore, the Company does not believe that such additional disclosure is required in MD&A.

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-11

Securities and Exchange Commission

August 23, 2013

The Company also does not believe that presenting its other key financial metrics by geography would be material to investors. For example, with respect to adjusted EBIT, the Company does not review its adjusted EBIT by geography. Most of the Company’s operations are in Europe, particularly the United Kingdom and Sweden. As a result, if, for example, the Company discussed adjusted EBIT or adjusted EBIT margin for Europe, the United Kingdom or Sweden, a lower level of profitability would exist, as compared to North America, where the Company has minimal operations but a substantial amount of revenue, which would result in the disclosure of an extremely high level of profitability that was not indicative of the Company’s overall business. As a result, the Company believes that disclosing these metrics on a geographic basis would not provide meaningful information to investors

22.	In the fourth paragraph, you disclose that mobile gross bookings increased significantly. Please describe how you use this metric to assess your business and quantify the increase, if practicable.

The Company uses mobile gross bookings in the same manner as overall gross bookings, but specifically to assess the results of its games on mobile platforms. The Company also advises the Staff that mobile gross bookings as a percentage of total gross bookings increased by 196% from 23% in the three month period ended December 31, 2012 to 68% in three months period ended June 30, 2013. The Company has revised its disclosure on page 52 of Draft No. 2 to include this quantified increase.

23.	Please disclose why your Gross Bookings metric is “meaningful.” Similarly, disclose why your Adjusted EBIT metric is “useful.”

In response to the Staff’s comment, the Company has revised its disclosure on pages 47 and 48 of Draft No. 2.

Key Operating Metrics, page 53

24.	You disclose the importance of player retention in your Prospectus Summary and elsewhere in your filing. Please tell us what consideration you gave to quantifying your retention rates for the periods presented, and discussing and analyzing any material changes in retention rates. To the extent that retention rates and the number of existing customers versus new customers are key indicators used by management to monitor your business, revise your MD&A disclosures to include both a quantitative and qualitative discussion of such metrics. If you do not believe these are key metrics, then please explain why. Refer to Item 303(a)(3) of Regulation S-K and Section III.B.1 of SEC Release No. 33-8350.

The Company believes that its disclosures in the “—Key Operating Metrics” section provides relevant and comprehensive information with respect to its user base. By providing the key operating metrics of daily active users, monthly active users, monthly gross average bookings per paying user and gross average bookings per user on a quarterly basis, investors will be able to easily see the changes in growth, profile and overall size of the Company’s user base, as well as the changes in the monetization levels. Based on these metrics, prospective investors can calculate the net change in players by period. While player retention in general is part of the Company’s business model, the Company does not believe that the metric provides as meaningful measure of the Company’s performance as compared to the changes in the overall size of the user base, gross bookings and revenue per user as well as paying user metrics that are included in the Draft Registration Statement.

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-12

Securities and Exchange Commission

August 23, 2013

25.	We note from the disclosure in the first paragraph that certain unique user metrics will likely count a user who plays on more than one platform more than once. You also state on page 54 that average MUPs for periods before April 2013 exclude Google’s Android players. Please tell us how you are able to determine that your metrics, which are subject to “technical limitations,” are reliable measurements of your operations and what consideration you gave to including a risk factor highlighting the limitations on the accuracy and comparability of these metrics.

The Company has revised the disclosure on page 38, to clarify that users across multiple platforms or devices would be counted as a unique user for each device or platform, as applicable. The Company advises the Staff that during the first few months of the Company offering its games on Google Android, it experienced data integration difficulties between the Google Play store and its internal systems, which it was able to resolve in April 2013. Therefore, for periods subsequent to April 2013, it believes that the MUP metric reflects Google Android users. The Company believes that disclosure with respect to the Google Android issue would not warrant a specific risk factor due to the fact that the Company believes that the issue was largely related to offering its games on a new platform and is not expected to be experienced with Google Android in the future and the issue related to a discrete period of time. In addition, the number of MUPs would have been understated, and therefore the Company does not believe that the number of MUPs would be misleading to investors relative to the size of the MUPs for the second quarter of 2013. The Company also believes that a separate risk factor regarding the non-deduplicated unique users is not necessary. While a user would be counted twice if he or she were to use a different platform, the user would still be regarded as a unique user relative to the particular platform and not otherwise counted multiple times.

Sustaining and Growing Our User Network, page 57

26.	Please clarify what you mean by “attractive rates of return” and provide support in your document for this statement.

In response to the Staff’s comment, the Company has revised its disclosure on page 57 of Draft No. 2.

Results of Operations

Years Ended December 31, 2010, 2011 and 2012

Revenue, page 59

27.	We note from disclosure on page 51 that “The majority of [y]our sales of virtual items are consumable in nature, with durable goods making up a relatively small percentage of the total mix.” We further note that revenue related to consumable items is recognized at the time the items are consumed which approximates the time of purchase, whereas revenue related to durable items is recognized ratably over the estimated average playing period of paying players. Please tell us and revise to include the following:

•	The percentage of the total revenue mix attributed to durable items;

•	How you differentiate between consumable and durable items;

•	Which of your virtual item types are considered durable items and the typical price, or price range, of these items;

•	The estimated average playing period of paying players by game; and

•	How you determine that no significant performance obligation remains for each type of consumable item.

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-13

Securities and Exchange Commission

August 23, 2013

The Company advises the Staff that durable virtual items accounted for 0%, 4%, 13%, and 3% of total revenues for the years ended December 31, 2010, 2011 and 2012 and for the quarter ended March 31, 2013, respectively. The Company further advises the Staff that the percentage of revenues from durable items is expected to decline further from current levels due to the Company’s primary focus on the sale of consumable virtual items and its stated intention to not include durable goods in its new games. Accordingly, the percentage revenue attributed to durable items is expected to remain immaterial and indeed decline as a percentage of the total revenue mix.

The Company has disclosed the nature of consumable and durable items on page 69 of Draft No. 2. In addition, the Company advises the Staff that the distinction between consumable and durable virtual items is that consumable virtual items are used through immediate specific player actions and are therefore no longer available for re-use in future game play sessions (e.g., using a “Candy Hammer” to remove a “jelly” within Candy Crush Saga). Durable virtual items provide ongoing value to the user in game play and across future sessions (e.g., “Charm of Lives,” which increases the maximum number of lives from five to eight permanently within Candy Crush Saga). Revenue related to durable items is recognized evenly over the estimated average playing period of paying players, which ranges from six to 11 months for the Company’s three largest revenue-earning games.

As disclosed on pages 93 and 94 of Draft No. 2, the Company currently offers three categories of virtual items—“Entertainment Time,” “Skill Enhancement” and “Access to Content.” The Company advises the Staff as to the nature of the virtual items as follows:

•

“Entertainment Time” virtual items are consumable virtual items as they are consumed immediately upon purchase (i.e., five extra moves are granted immediately upon purchase to allow the player to complete their current level). These consumable virtual items are typically priced at approximately U.S. $1.

•

“Skill Enhancement” virtual items can be either consumable or durable virtual items depending on the nature and duration of the enhancement provided to the player. Those virtual items that are consumed and eliminated through immediate specific player actions (e.g., “Candy Hammers” as above) are considered consumable virtual items, while those virtual items that provide ongoing value to the player throughout the duration of their game play (e.g., “Charm of Lives” as above) are considered durable virtual items. The consumable virtual items are typically priced at approximately U.S. $1 and the durable virtual items are typically priced at a range of U.S. $5 to U.S. $30.

•

“Access to Content” virtual items are consumable virtual items as they allow the player to progress through to the next level at that immediate point in time. These consumable virtual items are typically priced at approximately U.S. $1.

A consumable virtual item is removed from a player’s game once it has been used or applied through specific in-game actions, after which use the player no longer has access to it. For consumable items purchased in a single use format, the item is eliminated from the player’s game after a single player action. Consumable items purchased in a multiple use format can be used, for example, three times through three separate player actions, after which the item is eliminated from the player’s game. Revenue is recognized for consumable virtual items when the items have been consumed (i.e., eliminated from the player’s game and no longer available for further use by the player). The Company no longer has any performance obligation relating to the consumable item after the time of consumption.

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-14

Securities and Exchange Commission

August 23, 2013

In response to the Staff’s comment, the Company has revised its disclosure on page 51 to include the percentage of the total revenue mix attributed to durable and consumable items, the typical price range of durable items, the range of estimated average playing period of paying players for the Company’s four most popular games, and to further describe the fact that no significant performance obligation remains for consumable items after their consumption.

28.	We note your presentation of key operating metrics on page 54 for the first quarter of 2013 compared to the corresponding and sequential periods in 2012. Please revise to provide a discussion and comparison of your key operating metrics for each period presented in the filing.

The Company believes that a discussion and comparison of the Company’s key operating metrics for the other periods presented in the filing would potentially be misleading. As noted in the Draft Registration Statement, the Company’s game distribution has evolved and expanded significantly in recent periods. In 2010 and part of 2011, the Company’s primary platform was its own website, King.com. In late 2011, the Company began offering its games on Facebook, which developed into the Company’s primary distribution platform during 2012. In the second half of 2012, the Company began offering its games on mobile platforms, which subsequently became the Company’s largest source of gross bookings by distribution channel. As a result, the Company’s revenue grew substantially beginning in the fourth quarter of 2012. Consequently, the Company does not believe the key operating metrics for 2010 and 2011 are relevant or material because they do not reflect the Company’s current platform mix or scale, as well as the anticipated game and platform mix in future periods. For example, in both 2010 and 2011, much of the Company’s revenue was derived from tournament games on its own website and from the sale of advertising space, neither of which are a current material source of revenue for the Company—indeed the Company’s advertising operations have now been closed down. As the Company’s platform mix evolved and as the Company changed its emphasis to offering its games on mobile and social platforms, the Company’s network of users and network reach has grown significantly, which has resulted in fundamental changes across all of its key operating metrics. As such, a presentation of the key operating metrics for 2010 and 2011 would not aid an investor’s understanding of the Company’s current business because the Company was not operating under a similar business model, and the rates of change are not meaningful, and potentially misleading, with respect to expected future trends.

The Company has revised its disclosure to discuss the changes in operating metrics for the quarters ended March 31, 2012 and 2013 and will include a comparison of the six months ended June 30, 2012 and 2013 when it updates its interim financial statements in a future submission or public filing.

29.	We note that your top three game titles accounted for 61% of your gross bookings in the year ended December 31, 2012. We further note that these game titles accounted for 91% of gross bookings in the first quarter of 2013 and your most popular game, Candy Crush Saga accounted for “a substantial majority” of such amount. To the extent that this high concentration of bookings from a limited number of game titles appears to represent a known trend or uncertainty that has had, or will have, a material favorable or unfavorable impact on revenues or earnings, please revise to quantify the relative significance of each game title. Refer to Items 5.A and D of Form 20-F and Section III of SEC Release 33-8350.

The Company refers the Staff to its response to comment No. 10.

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-15

Securities and Exchange Commission

August 23, 2013

30.	We note your disclosure of revenue by mobile, web and other. To the extent that individual platform providers within these categories are significant to your revenues, please revise to quantify revenues by platform provider. For example, disclosures throughout the filing suggest that revenues derived through the Facebook platform account for a significant portion of your revenue however you have not separately quantified such revenue. Refer to Item 5.A of Form 20-F and Section III of SEC Release 33-8350.

The Company acknowledges the Staff’s comment and has reviewed Item 5.A of Form 20-F and Section III of SEC Release 33-8350. The Company advises the Staff that it believes that disclosure by channel provides prospective investors with the most important and material information about the sources of the Company’s revenues. The Company has disclosed revenue by the mobile and web channels. With respect to the web channel, as noted on page 62, the total revenues from the channel consist of revenues from the Facebook channel and revenues from the Company’s tournament games on its own website—King.com. The Company discloses that revenues from its tournament games were less than 2% revenue on pages 50 and 51. Accordingly, the Company believes that investors will know the approximate amount of revenue from the Facebook platform. Furthermore, the Company plans to distribute its games on other social platforms as the platforms achieve market acceptance, and therefore expects that a more meaningful metric would be the revenue or bookings per channel rather than from a particular platform provider.

With respect to mobile platforms, the Company currently acquires its mobile users and therefore receives revenues from their purchases from two main sources—Apple (iOS) and Google (Android). The Company does not believe that the disclosure of revenue derived from individual mobile platform providers is relevant or meaningful because the Company’s network size and reach is largely driven by the viral adoption of its games and the Company’s significant marketing activities, which include online and off-line activities and not the platform providers themselves. In addition, because the Company intends to offer its games on other mobile platforms, it believes that the identity and specific amount of revenue from any one particular provider will become less material over time. Additionally, the Company’s only arrangements with its third-party mobile platform providers are pursuant to the platform provider’s standard terms and conditions for game developers and the Company therefore has no other special arrangements in place with them.

Costs and Expenses, page 60

31.	We note references to multiple factors underlying changes in your costs and expenses without quantification of such factors. For example, you indicate that the $16 million increase in research and development “was primarily attributable to increased investment in engineering and design talent, increased share-based compensation expense, and investment in [y]our studio network with new development studios opening in Barcelona, London, and Malmö, as well as the expansion of [y]our existing studios in Stockholm and Bucharest.” Please revise to disclose the relative significance of each factor where multiple factors underlying variances are cited throughout MD&A, including liquidity and capital resources. Refer to Items 5.A and B of Form 20-F and Section III of SEC Release 33-6835.

In response to the Staff’s comment, the Company has revised its disclosure on pages 63 and 64 of Draft No. 2.

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-16

Securities and Exchange Commission

August 23, 2013

Additional Developments Regarding Quarterly Financial Results

Cash and Cash Equivalents, page 64

32.	We note that as of March 31, 2013 you had cash and cash equivalents of $51 million. Please tell us and revise to disclose the amount of cash and cash equivalents held by foreign subsidiaries as well as the potential income tax consequences of repatriating such cash. Refer to Item 5.B of Form 20-F and Section IV of SEC Release 33-8350.

The Company acknowledges the Staff’s comment and has reviewed Item 5.B of Form 20-F and Section IV of SEC Release 33-8350. The Company advises the Staff that all of the Company’s cash and cash equivalents are currently held by non-Irish subsidiaries and the Company does not currently expect to incur significant income tax expense in the event the Company elects to repatriate such cash and cash equivalents to Ireland.

Critical Accounting Policies and Estimates

Revenue Recognition, page 66

33.	Please revise your critical accounting policies and estimates for revenue recognition to describe in greater detail the significant estimates and assumptions that management makes in determining the estimated average playing period of paying players or estimated average life of your durable items.

In response to the Staff’s comment, the Company has revised its disclosure on page 69 of Draft No. 2.

Share-based Payments

Valuation of Our Ordinary Shares, page 71

34.	When determined, please tell us your proposed IPO price, when you first initiated discussions with underwriters and when the underwriters first communicated their estimated price range and amount for your stock.

The Company advises the Staff that it first selected underwriters for this proposed offering in late May 2013. An estimated price range has not yet been communicated to the Company by its underwriters. The Company acknowledges the remainder of the Staff’s comment and will address it in a future amendment to the Draft Registration Statement once an estimated IPO price range is known.

35.	We note your disclosure of the aggregate intrinsic value of the D1 Share options outstanding based on the estimated equity valuation per share as of December 31, 2012. Please consider revising your disclosure to include the intrinsic value of all outstanding vested and unvested options based on the difference between the estimated IPO price, when determined, and the exercise price of the options outstanding as of the most recent balance sheet date included in the registration statement. In view of the fair-value-based method of IFRS 2, disclosures appropriate to fair value may be more applicable than disclosures appropriate to intrinsic value.

In response to the Staff’s comment, the Company has revised its disclosure on page 76 of Draft No. 2 to extend disclosure of the intrinsic value to all outstanding vested and unvested options. The Company advises the Staff that the options outstanding include both the D1 Share Options and Shadow Options. This disclosure will be further updated once the estimated IPO price is known.

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-17

Securities and Exchange Commission

August 23, 2013

36.	We note the tables on pages 71 and 72 include the grant date fair value for your D1 Restricted Shares, D1 Share Options and Shadow Options. Please revise your tables to provide the fair value of the underlying ordinary shares at each grant date based on the amounts disclosed in the enterprise valuations beginning on page 73.

In response to the Staff’s comment, the Company has revised its disclosures on pages 75 and 76 of Draft No. 2.

37.	We note that you have determined enterprise value using a discounted future cash flow model (“DCFM”) and this was “the primary methodology” you used. Please tell us and revise to disclose any other methodologies that you used in your enterprise valuations including any weighting assigned to such methodologies. If no other methodologies were used, please tell us and revise to disclose the reason why such approaches were not used.

The Company advises the Staff that the DCFM was the only methodology used for determining the enterprise valuations for the periods noted. The results of the DCFM analysis were evaluated using a market-based capitalized earnings approach. The implied earnings multiples derived using the DCFM methodology were compared to multiples observed in comparable quoted companies and comparable transactions in order to evaluate the results of the DCFM. The same set of comparable publicly traded companies was also used to evaluate other valuation assumptions, such as volatility. However, the market approach reflects a more stable growth pattern compared to that experienced by the Company and consequently, the DCFM was determined to be the most appropriate valuation methodology to use during the periods in which the Company experienced rapidly changing financial performance.

In response to the Staff’s comment, the Company has revised its disclosures on page 76 of Draft No. 2 to clarify what methodology was used and why the Company considered the DCFM the most appropriate approach.

38.	Please revise your disclosure for each valuation date to describe and quantify any other significant assumptions used in your DCFM and describe the basis for those determinations. Your disclosures should include quantitative information regarding your assumptions including growth rates and any other assumptions that management believes are material.

In response to the Staff’s comment, the Company has revised its disclosures on pages 76, 77 and 78 of Draft No. 2.

39.	We note your disclosure that you allocated the equity value to each share class, on a fully diluted basis, based on their individual class rights in order to arrive at a price per share at each valuation date. Please clarify the allocation methodology used to allocate the equity value to each share class and the basis to support this methodology, including the basis for assuming the conversion of the preference shares and the D1 and D2 shares considering the different rights and preferences of these shares.

The Company acknowledges the Staff’s comment and advises the Staff that for all periods presented, a DCFM was used to estimate the enterprise value and the methodology described below was used to allocate the entity value to each share class.

•

Until March 31, 2013, all options granted had an exercise price equal to the nominal value of the underlying D1 share (€0.000149 per share). As the options were granted in-the-money and there was a negligible difference between the value of the option and the underlying D1 share, the use of an option pricing model (“OPM”) was determined unnecessary for the allocation.

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-18

Securities and Exchange Commission

August 23, 2013

•

The estimated total enterprise value at each valuation date was allocated to each individual class of shares using an iterative equity waterfall model that allocated value to each class of shares based on its individual rights and preferences:

•

The preference shares are entitled to a preferential return (dividends and capital) up to €0.50023 per share and are convertible into A ordinary shares on a one for one basis. As the equity value was substantially above the preferential return, conversion of all preference shares to A ordinary shares was assumed for the purposes of the equity allocation.

•

The D1 and D2 ordinary shares were allocated based on a predetermined conversion formula ((Exit Price—Hurdle)/ Exit Price) included in the Memorandum and Articles of Incorporation. The Exit Price was calculated on a fully diluted basis at each valuation date.

•	No value has been allocated to the E ordinary shares at the valuation dates, as returns were not expected based on the established hurdle included in the Memorandum and Articles of Incorporation.

•	Conversion of all preference shares and D1 and D2 ordinary shares has been assumed on the basis that the estimated total enterprise value well exceeds the established hurdles.

•

Beginning in April 2013, the same waterfall methodology was used for the allocation of the estimated enterprise value to the individual share classes, with the exception of D1 options. An OPM was used to determine the allocation of enterprise value to the D1 options, since the exercise price increased. The OPM applied an expected volatility based on comparable publicly traded companies in similar industries and an expected term based on the weighted average period to liquidity.

40.	We note your disclosure that you considered the valuation metrics of comparable publicly traded companies in determining your enterprise value and that for your equity-based and cash-settled awards the expected volatility assumption is based on the volatilities of comparable public companies in a similar industry. Please address the following with respect to the set of publicly traded companies used in your various analyses:

•	Confirm that the same set of comparable publicly traded companies is used in all of your various valuation estimates, such as expected volatility, and update your disclosure accordingly;

•	Revise to disclose the basis for the selection of the set of comparable publicly traded companies, what makes them comparable and any limitations or uncertainties over that comparability; and

•	Describe any changes to the set of comparable publicly traded companies and explain the reasons for such changes.

The Company acknowledges the Staff’s comment and advises that it used the same set of comparable publicly traded companies in all of its valuation estimates performed in relation to 2012 and 2013.

In response to the Staff’s comment, the Company has revised its disclosure on page 74 of Draft No. 2 to expand the discussion of comparable publicly traded companies.

41.	We note your disclosure that up until December 31, 2012, you applied a discount for lack of marketability of 10% in determining the fair value of your ordinary shares. Please revise to disclose the discount for lack of marketability used subsequent to December 31, 2012.

In response to the Staff’s comment, the Company advises the Staff that there was an error in the disclosure. The 10% discount was only reflective of the fact that the ordinary shares represent a minority interest in the

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-19

Securities and Exchange Commission

August 23, 2013

Company and is not in reference to a lack of marketability. The Company advises the Staff that it expects that this minority discount will be removed within six months of the proposed IPO date since both controlling and minority shareholders can potentially exit at the same price, and hence justifying no discount.

In response to the Staff’s comment, the Company has revised its disclosure on page 76 of Draft No. 2 to clarify the use of the minority discount through June 30, 2013.

42.	Please tell us whether you obtained contemporaneous or retrospective valuations and whether they were performed by an unrelated valuation specialist, as defined by the AICPA Practice Aid “Valuation of Privately-Held-Company Equity Securities Issued as Compensation.”

The Company advises the Staff that up until June 2013, it has performed retrospective valuations with the assistance of a third-party valuation firm for financial reporting purposes. From July 2013, the Company intends to perform contemporaneous valuations for future awards. In response to the Staff’s comment, the Company has revised its disclosure on page 74 of Draft No. 2.

43.	When your estimated IPO price is known and included in your registration statement, please reconcile and explain the difference between the fair value of the underlying stock as of the most recent valuation date and the midpoint of your IPO offering range.

The Company acknowledges the Staff’s comment and will include in a future draft submission of the Draft Registration Statement or a future public filing, once an estimated IPO price range is known, the requested additional disclosure.

44.	For any options granted or other share-based issuances subsequent to the most recent balance sheet date presented in the registration statement, if material, please revise your disclosure to include the expected impact the additional grants will have on your financial statements. Additionally, continue to provide us with updates to the requested information for all equity related transactions subsequent to this request through the effective date of the registration statement.

In response to the Staff’s comment, the Company has revised its disclosure on page 75 of Draft No. 2 to reflect the grants subsequent to June 30, 2013, which will be the most recent balance sheet. The Company acknowledges the Staff’s comment regarding future equity-related transactions and will continue to provide updates in future submissions of the Draft Registration Statement and amendments to the registration statement once it is filed.

Quantitative and Qualitative Disclosures About Market Risk

Foreign Currency Exchange Risk, page 74

45.	You do not provide quantitative information regarding your exposure to foreign currency exchange risk. In this regard, we note your disclosure in the penultimate bullet point on page 18 that foreign currency exchange rate fluctuations may contribute to variability in your quarterly results. Please provide the required disclosure or tell us why a change in foreign currency exchange rates would not have a material effect.

In response to the Staff’s comment, the Company has revised its disclosure on page 78 of Draft No. 2.

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-20

Securities and Exchange Commission

August 23, 2013

Business

Industry Background, page 77

Cross-platform Architecture Enhances Player Experience and Economics, page 81

46.	Refer to the last sentence. Please disclose why you believe that it will be challenging for your competitors to replicate your technology infrastructure, as your indicate elsewhere that you have a low cost development and service platform.

The Company believes that while it currently has a substantial, yet low cost development and service platform, this achievement is the result of years of experience in the casual gaming industry, which has allowed it to build a significant technological and operational advantage relative to competitors who may have focused on other platforms or game genres. The Company also has revised its disclosure on page 85 of Draft No. 2.

Key Strategies, page 92

47.	Here or in another appropriate part of your Business section, please provide disclosure regarding the reason for your shift from selling durable to consumable goods.

In response to the Staff’s comment, the Company has revised its disclosure on page 94 of Draft No. 2.

48.	Please expand the fourth bullet point to explain your expansion strategy with regard to mobile platforms. We note your disclosure in the third risk factor on page 15 that you “do not yet offer [y]our game on all mobile devices.”

In response to the Staff’s comment, the Company has revised its disclosure on page 96 of Draft No. 2.

Competition, page 97

49.	Please disclose the impact on your competitive position from companies that release similar games in an effort to divert players from your games, as you indicate at the top of page 27.

In response to the Staff’s comment, the Company has revised its disclosure on page 100 of Draft No. 2.

Government Regulation, page 97

50.	Please tell us what consideration you gave to providing a summary of the material provisions in the data privacy and data security laws of Europe and North America, from which you appear to derive the majority of your revenues.

The Company advises the Staff that it is currently updating its privacy policy to ensure that its privacy practices are consistent with industry best practices and global privacy laws and regulations. In addition, as well as appointing a Chief Information Officer, the Company has an internal privacy officer who helps it monitor its privacy practice and evolving privacy rules on an ongoing basis. The Company also does not believe that its use of customer information differs significantly from other companies in its industry. In addition, the Company is not involved in the sale or rental of user data to any third party and has exited from its in-game advertising sales business. As a result, it believes that it would not be necessary to summarize material provisions of privacy laws in the Registration Statement; however, the Company has added additional disclosure that notes that U.S. and European authorities could take action against the Company in the event of a violation of its privacy policy, privacy laws or regulations.

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-21

Securities and Exchange Commission

August 23, 2013

Furthermore, the Company believes that a summary of material provisions of data privacy and security laws in the various European and North American jurisdictions could result in confusing and potentially misleading disclosure. In North America, for example, there are a number of U.S. federal laws, as well as individual state laws relating to privacy and data protection, and these laws are not identical in scope. In addition, each individual European jurisdiction also has laws that relate to privacy and data protection, which have different implementation requirements. Therefore, it would be very difficult to summarize the provisions of various privacy laws that differ over a large number of individual jurisdictions.

The Company has added a reference to the risk factor that discusses evolving privacy and data protection laws that describes generally the effects of privacy and data security laws.

Related Party Transactions

Shareholders’ Agreement, page 109

51.	We note that you intend to file exhibit 4.02 in a subsequent amendment. Please disclose the material terms of the Shareholders’ Agreement.

The Company advises the Staff that it is negotiating the terms of a new Shareholders’ Agreement with its significant shareholders. At this time, the material terms of the new agreement have not been finalized, but the Company anticipates that the new agreement will amend and restate the existing Shareholders’ Agreement in its entirety effective in connection with the completion of the offering. The Company acknowledges the Staff’s comment and will address it in a future amendment to the Draft Registration Statement once the material terms of the new Shareholders’ Agreement are available.

Loan Agreements, page 109

52.	Please disclose the largest amount outstanding on the June 14, 2013 loan to Mr. Kurgan that you disclose in the fifth paragraph in this section. Refer to Item 7.B.2 of Form 20-F. We also note the disclosure that the loan will be repaid in 2013. Tell us when the note will be repaid with regard to the filing of the registration statement.

In response to the Staff’s comment, the Company has revised its disclosure on page 113 of Draft No. 2. The Company advises the Staff that the initial loan amount was the maximum principal amount that was outstanding under the loan. The loan will be repaid at least one week prior to the public filing of the Draft Registration Statement.

Principal and Selling Shareholders, page 111

53.	Please expand your definition of beneficial ownership to include the power to receive the economic benefit of ownership of the securities. Refer to General Instruction F of Form 20-F.

In response to the Staff’s comment, the Company has revised its disclosure on page 115 of Draft No. 2.

54.	Please disclose the natural persons that hold voting and dispositive powers over the shares held by Apax WW Nominees Ltd. Provide equivalent information with regard to the Index Ventures shares not held by Yucca.

In response to the Staff’s comment, the Company has revised its disclosure on page 116 of Draft No. 2.

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-22

Securities and Exchange Commission

August 23, 2013

55.	Please tell us your legal basis for excluding the E ordinary shares in footnotes (5) and (9).

The Company advises the Staff that the E ordinary shares are excluded in footnotes (5) and (9) because it is anticipated that the holder of such shares will be granted an option to purchase ordinary shares in lieu of such shares. Once the terms are determined, the Company will revise the disclosure to reflect any shares beneficially owned as a result. If such transaction does not occur, the Company will update the footnotes to reflect the ownership of the E ordinary shares.

Shares Eligible For Future Sale

Rule 144, page 130

56.	Please tell us what consideration you gave to disclosing the number of shares held by affiliates that are subject to the volume limitation and the number shares that will be eligible for resale by non-affiliates after expiration of the applicable holding and reporting periods. Also tell us what consideration you gave to disclosing the number of shares eligible for resale under Regulation S on page 131.

In response to the Staff’s comment, the Company has revised its disclosure on page 134 of Draft No. 2.

Notes to the Consolidated Financial Statements

Note 2. Summary of significant accounting policies

Revenue Recognition

(b) Virtual Items, page F-15

57.	We note that you recognize revenue from the sale of virtual items through third party social and mobile platforms based on the gross amount paid by the player. Please provide us with the specific terms and conditions of your arrangements with each major platform provider including Facebook, Google and Apple and tell us the amount of revenue derived from each platform, including your own website, for each period presented. Additionally, provide us with an analysis of how you concluded that gross reporting is appropriate for your arrangements with each platform provider. As part of your response, please tell us how you determined that the gross amount can be reliably measured in circumstances where the platform provider has the ability to determine the price paid by the player. Refer to IAS 18.20 and Illustrative Example 21.

The Company has considered the relevant terms and conditions from its major platform service provider’s arrangements and the guidance in IAS 18.20 and Illustrative Example 21 in determining that the Company is the principal and therefore gross presentation of revenue is appropriate on all social and mobile platforms on which it currently operates.

Paragraph 21 of the Illustrative Examples in IAS 18 indicates that a feature of an entity acting as a principal includes when “the entity has the primary responsibility for providing the goods or services to the customer or for fulfilling the order, for example by being responsible for the acceptability of the products or services ordered or purchased by the customer.”

The Company has determined that it has the primary responsibility for providing the virtual items to the customer and fulfilling their orders on all social and mobile platforms based on the following factors:

•	The Company is solely responsible for the delivery of the game and the user experience. Any player disputes are the responsibility of the Company.

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-23

Securities and Exchange Commission

August 23, 2013

•

Social: The Company is responsible for application content. Game content is streamed from the Company’s servers and only presented in a Facebook wrapper. Facebook is effectively providing the platform to connect customers to the Company as well as a payment processing service.

•

Mobile: The Company is responsible for application content. Modifications to games may require mobile platform service providers’ approvals prior to an update being released, however, rejection of proposed modifications is very rare, as any such approvals are not focused on content design or marketability.

•

On all social and mobile platforms, all games are “King” branded and the gaming experience is controlled entirely by the Company. As a result, the end customer is buying a “King” virtual item and not a platform provider virtual item.

The relevant terms and conditions supporting these factors are included in Appendix A of this response letter.

Paragraph 21 of the Illustrative Examples in IAS 18 indicates that a feature of an entity is acting as a principal includes when “the entity has latitude in establishing prices, either directly or indirectly, for example by providing additional goods or services”.

The Company has full latitude in establishing the prices for all of its virtual items based on the following factors:

•

Social: The Company’s virtual items are denominated on Facebook in Facebook Credits, a virtual currency. Accordingly the Company prices its virtual goods in Facebook Credits and control this pricing completely based on the price of a Facebook Credit being fixed at $0.10 per credit. In 2011, from time to time, Facebook or Facebook partners provided various discounts on the sale of its Facebook Credits. These discounts could affect the ultimate price received for the sale of a virtual item. However, the Company believes that this was not sufficient evidence to indicate that Facebook controlled the price of its virtual items. Early in 2012 the value of discounted Facebook Credits the Company absorbed diminished to a negligible amount, providing the Company again with full control over the establishment of the pricing of its virtual items.

•

Mobile: The Company establishes the prices charged to end users, though this in certain circumstances can be limited by pre-established price points required by certain platform providers. However, in practice this has never caused any problems, as there are sufficient available price points to enable the Company to retain the control, and if necessary the flexibility, of its pricing.

The Company is able to measure revenues reliably on a gross basis through the use of daily inputs from the service providers cross referenced to its internal records of game play and by way of the fact that all existing platform service provider fees are fixed and determinable under their standard terms of trade.

The relevant terms and conditions supporting these factors are included in Appendix B of this response letter.

Paragraph 21 of the Illustrative Examples in IAS 18 indicates that a feature of an entity is acting as a principal includes when “the entity bears the customer’s credit risk for the amount receivable from the customer.” Management considers this to not be a significant indicator as the sales are de facto cash transactions made through pre-approved credit cards.

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-24

Securities and Exchange Commission

August 23, 2013

(b) Online skill games, page F-16

58.	We note that revenue from skill games on your King.com website relates to commissions charged based on tournament entry fees. We further note that you record a liability “for bonus money at the point in time when it becomes withdrawable.” Please tell us and revise to disclose the following:

•	The terms and conditions of skill game tournaments in reasonable detail;

•	The typical commission percentage that you charge for these arrangements;

•	Where you classify the incentives or bonus money in your statements of operations;

•	When the incentives or bonus money becomes withdrawable and your basis for recording a liability at this point in time;

•	Whether you collect funds, or entry fees, from players prior to tournament play that is ultimately payable to the winner; and

•	Whether you maintain accounts for players and if so, the terms and conditions of such arrangements with players.

The Company advises the Staff that the terms and conditions of skill game tournaments state that approximately 25% of the entry cost for a tournament represents a commission fee paid by players to the Company for hosting the skill game tournament. This commission is collected by the Company once the tournament is finished. The remaining 75% of the entry fee is added into the tournament’s prize fund paid to the winning player(s) once the tournament is finished.

On registration and at other times when a player makes a deposit, the Company may grant players bonus money. As stated in the terms and conditions of skill game tournaments, bonus money granted to players can be used to play games but cannot be directly withdrawn. The Company advises the Staff that bonus money becomes withdrawable only when it is won as part of tournament winnings from another player. The tournament winnings, less the commission retained by the Company, are added to the winning player’s account and subsequently become withdrawable at that player’s discretion. The Company records a liability for the bonus money at the point in time it becomes withdrawable and the corresponding cost is netted against revenue in the statement of operations.

Players make deposits into their individual player accounts prior to entry into skill game tournaments and draw on the balance of their player account to enter into tournaments. As stated in the terms and conditions, all deposits made by players into their accounts are managed and administered by the Company. Entry fees collected from players, less the commission retained by the Company, are ultimately payable to the winner. A liability is recorded at the time the player deposits funds.

The relevant terms and conditions of skill game tournaments describing arrangements with players are attached hereto as Appendix C. Also, in response to the Staff’s comment, the Company has revised its disclosures on page F-15 of Draft No. 2.

Note 9. Tax, page F-20

59.	We note your disclosure on page F-20 of the tax effects of different tax rates for subsidiaries operating in other jurisdictions. Please tell us if you have undistributed profits associated with foreign subsidiaries and if so, whether you have recognized a deferred tax liability (DTL) pursuant to IAS 12.39. To the extent you have you such undistributed profits and meet the criteria for non-recognition of a DTL, please tell us and revise to disclose the aggregate amount of temporary differences associated with such undistributed profits for which DTLs have not been recognized. Refer to IAS 12.81(f).

The Company advises the Staff that a deferred tax liability has not been recognized in respect of the Company’s undistributed profits in foreign subsidiaries because the Company has control over the reversal of any timing differences that would arise on these profits in accordance with IAS 12.39(a).

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-25

Securities and Exchange Commission

August 23, 2013

In response to the Staff’s comment, the Company has revised its disclosure on page F-25 of Draft No. 2 to include the unrecognized aggregate amount of temporary differences associated with such undistributed profits of $15,706,000 (2011: $7,839,000) in accordance with IAS 12.81 (f).

The Company believes the temporary differences will reverse at 0% as tax exemptions under Maltese law on dividends received by the parent Company are available to the Company, and it expects no withholding taxes on dividends paid in the jurisdictions where undistributed profits are currently held.

Note 10. Earnings per share, page F-21

60.	Please provide us with a schedule that supports your calculation of basic weighted average shares outstanding for each period presented.

The Company attaches hereto the requested schedule to support the calculations of the basic weighted average shares outstanding for each period presented as Appendix D. The Company advises the Staff that a correction has been made to the computation of the weighted average shares outstanding in 2011 and 2012. This adjustment resulted in a decrease of 411,118 shares in 2011 and increase of 1,314,103 shares in 2012 and had no impact on the basic earnings per share or dilutive earnings per share during these periods. Accordingly, the Company has revised its disclosure on page F-21 of Draft No. 2.

Note 18. Share-based payments, page F-30

61.	Please revise to disclose the weighted average remaining contractual life of share options outstanding. Refer to IFRS 2.45(d).

In response to the Staff’s comment, the Company has revised its disclosure on page F-30 of Draft No. 2.

Exhibit Index, page II-5

62.	We note that you only include the Facebook Platform Policies, Statement of Rights and Responsibilities, and Development Payment Terms in exhibit 10.12. Please tell us whether you entered into a distribution or similar agreement with Facebook and file a copy of the agreement as an exhibit.

The Company advises the Staff that it has not entered into a separate distribution or similar agreement with Facebook other than the document that is included as Exhibit 10.12.

*    *    *

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-26

Securities and Exchange Commission

August 23, 2013

Should the Staff have additional questions or comments regarding the foregoing responses, please do not hesitate to me at (650) 335-7631 or in my absence, James Evans at (206) 389-4559.

Sincerely yours,

/s/ Jeffrey R. Vetter

Jeffrey R. Vetter

cc:

Stephane Kurgan, Chief Operating Officer

Robert Miller, Chief Legal Officer

King Digital Entertainment plc

Mark C. Stevens, Esq.

James D. Evans, Esq.

Fenwick & West LLP

Katharine A. Martin, Esq.

Robert Sanchez, Esq.

Michael C. Labriola, Esq.

Wilson Sonsini Goodrich & Rosati, P.C.

CONFIDENTIAL TREATMENT REQUESTED BY

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KING DIGITAL ENTERTAINMENT PLC-27

Appendix A

Facebook

1.	Transactions

2.	Roles of parties. You accept responsibility for fulfilling each transaction pursuant to the terms you offer. Facebook is not involved in any underlying transaction between or among developers and users.

3.	Your Responsibilities and Risks

2.	Dispute resolution. You are solely responsible for the resolution of disputes between yourself and users, including without limitation disputes that we refer to you or notify you of via tools or systems we may provide. We have the right, but not the obligation, to assist in the resolution of such disputes.

5.	No Liability. We will not be liable to you for compensation, reimbursement, or damages on account of the loss of prospective profits, anticipated sales, or goodwill, or on account of expenditures, investments, or commitments in connection with your use of Facebook Payments, or for any termination or suspension of Facebook Payments services.

7.	Chargebacks. You will be liable for all Chargebacks relating to transactions discovered within 90 days of the transaction. By “Chargebacks” we mean any reversals of payment initiated by a third-party payment provider. We will assume responsibility for Chargebacks discovered after the 90th day unless: (a) we determine you conducted the transaction in connection with a breach of Facebook rules or policies, or (b) your Chargeback rate for any one of the prior three months exceeds five percent of your total transaction volume for that month.

Google

DEVELOPER DISTRIBUTION AGREEMENT

3.5 You Support Your Product. You will be solely responsible for support and maintenance of your Products and any complaints about your Products. Your contact information will be displayed in each application detail page and made available to users for customer support purposes.

Failure to provide adequate support for your Products may result in low Product ratings, less prominent product exposure, low sales and billing disputes. Except in cases when multiple disputes are initiated by a user with abnormal dispute history, billing disputes received by Payment Processor for Products sold for less than $10 may be automatically charged back to the Developer, in addition to any handling fees charged by the Payment Processor. Chargeback requests for Products $10 or more will be handled in accordance with the Payment Processor’s standard policy.

GOOGLE PAYMENTS—TERMS OF SERVICE

2.1 Service Description. The Seller acknowledges and agrees that:

(a) The Seller’s sales of Products are transactions between the Seller and the Buyer and not with GPL, Google or any of its affiliates, unless GPL, Google or any of its affiliates are expressly designated as a Seller or Buyer in the transaction;

(b) Neither GPL, Google, nor any of its affiliates are a Buyer, a Seller or a party in connection with any Funding Transaction, unless expressly designated as such in the listing of the Product on a Google website or its terms of service;

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(c) GPL will not be responsible for, and does not control, the quality, safety or legality of the Products advertised, the truth or accuracy of the description of the Products, the ability of Sellers to sell Products or the ability of Buyers to buy Products; and

(d) GPL will not be responsible for, and does not control, whether or not a Buyer will complete the purchase of or payment for Products that the Buyer agreed to purchase from the Seller. When a Buyer authorises a purchase with a Funding Instrument, GPL will, after receiving a Payment Order from the Seller, process the Funding Transaction on behalf of the Seller either (a) through the appropriate payment processing network, including without limitation credit card or debit card networks or (b) to the Operator for payment and collection through Operator Billing as described below.

Apple

AGENCY PAYMENT TERMS

Schedule 2

1. Appointment of Agent and Commissionaire

1.1 You hereby appoint Apple and Apple Subsidiaries (collectively “Apple”) as: (i) Your agent for the marketing and delivery of the Licensed Applications to end-users located in those countries listed on Exhibit A, Section 1 to this Schedule 2, subject to change; and (ii) Your commissionaire for the marketing and delivery of the Licensed Applications to end-users located in those countries listed on Exhibit A, Section 2 to this Schedule.

3. Delivery of the Licensed Applications to End-Users

3.1 You acknowledge and agree that Apple, in the course of acting as agent and/or commissionaire for You, is hosting, or pursuant to Section 1.2(b) of this Schedule 2 may enable authorized third parties to host, the Licensed Applications, and is allowing the download of those Licensed Applications by end-users, on Your behalf. However, You are responsible for hosting and delivering content or services sold by You using the In- App Purchase API, except for content that is included within the Licensed Application itself (i.e., the In-App Purchase simply unlocks the content) or content hosted by Apple pursuant to section 3.3 of Attachment 2 to the Program Agreement. All of the Licensed Applications shall be marketed by Apple, on Your behalf, to end-users at prices identified in a price tier and designated by You, in Your sole discretion, from the pricing schedule attached to this Schedule 2 as Exhibit C, which may be updated from time to time by Apple on iTunes Connect. In addition, you may, at your election via iTunes Connect, instruct Apple to market the Licensed Applications at a discount of 50% of Your established price tier for authorized institutional customers. You may change the price tier for any Licensed Application at any time, at Your discretion, in accordance with the pricing schedule set forth on that Exhibit C as updated from time to time, using tools provided on the iTunes Connect site. As Your agent and/or commissionaire, Apple shall be solely responsible for the collection of all prices payable by end-users for Licensed Applications acquired by those end-users under this Schedule 2.

6. Responsibility and Liability

6.1 Apple shall have no responsibility for the installation and/or use of any of the Licensed Applications by any end-user. You shall be solely responsible for any and all product warranties, end- user assistance and product support with respect to each of the Licensed Applications.

6.2 You shall be solely responsible for, and Apple shall have no responsibility or liability whatsoever with respect to, any and all claims, suits, liabilities, losses, damages, costs and expenses arising from, or attributable to, the Licensed Applications and/or the use of those Licensed Applications by any end-user, including, but not limited to: (i) claims of breach of warranty, whether specified in the EULA or established under applicable law; (ii) product liability claims; and (iii) claims that any of the Licensed Applications and/or the end-user’s possession or use of those Licensed Applications infringes the copyright or other intellectual property rights of any third party.

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-29

Appendix B

Facebook

1.	Transactions

3.	Pricing. Price-setting in apps is governed by the following rules:

1.	You may price items for sale in your own local currency where such pricing is supported. However, if you are pricing in the Facebook Credits virtual currency (“Credits”) you may not price items for sale in fractions of Credits.

Google

DEVELOPER DISTRIBUTION AGREEMENT

3. Pricing and Payments.

3.2 The price you set for Products will determine the amount of payment you will receive. A Transaction Fee, as defined below, will be charged on the sales price and apportioned to the Payment Processor and, if one exists, the Authorized Carrier. The remainder (sales price less Transaction Fee) will be remitted to you. The “Transaction Fee” is set forth here and may be revised by Google from time to time. Developer is responsible for determining if a Product is taxable and the applicable tax rate for the Payment Processor to collect for each taxing jurisdiction where Products are sold. Developer is responsible for remitting taxes to the appropriate taxing authority.

Apple

3. Delivery of the Licensed Applications to End-Users

3.1 You acknowledge and agree that Apple, in the course of acting as agent and/or commissionaire for You, is hosting, or pursuant to Section 1.2(b) of this Schedule 2 may enable authorized third parties to host, the Licensed Applications, and is allowing the download of those Licensed Applications by end-users, on Your behalf. However, You are responsible for hosting and delivering content or services sold by You using the In- App Purchase API, except for content that is included within the Licensed Application itself (i.e., the In-App Purchase simply unlocks the content) or content hosted by Apple pursuant to section 3.3 of Attachment 2 to the Program Agreement. All of the Licensed Applications shall be marketed by Apple, on Your behalf, to end-users at prices identified in a price tier and designated by You, in Your sole discretion, from the pricing schedule attached to this Schedule 2 as Exhibit C, which may be updated from time to time by Apple on iTunes Connect. In addition, you may, at your election via iTunes Connect, instruct Apple to market the Licensed Applications at a discount of 50% of Your established price tier for authorized institutional customers. You may change the price tier for any Licensed Application at any time, at Your discretion, in accordance with the pricing schedule set forth on that Exhibit C as updated from time to time, using tools provided on the iTunes Connect site. As Your agent and/or commissionaire, Apple shall be solely responsible for the collection of all prices payable by end-users for Licensed Applications acquired by those end-users under this Schedule 2.

CONFIDENTIAL TREATMENT REQUESTED BY

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KING DIGITAL ENTERTAINMENT PLC-30

Appendix C

1 Introduction. … your continued use of the Games or your money account (if applicable) with King.com (an “Account”) shall be deemed irrevocable acceptance of those revisions.

3 Registration and Membership. You do not have to be over 18 years old to register with us to play free Games. However, to become a Member that can play Games for money, you must be at least 18 years old, register for the Games and establish an Account with us…

You agree to only register one online Account and / or one mobile Account with us. If you hold an online Account and a mobile Account with us any balance that you hold in one Account will be held separately from the other. You understand and agree that if you provide inaccurate information to us we will close any Account that you may have with us…

All deposits that you make with us from time to time shall be kept separate and distinct from the funds of ours and shall be managed and administered by any one of our companies…

If no transaction has been recorded on your Account for twelve months, we will pay the balance in your Account to you. If we are unable to locate you we reserve the right to donate such funds to a registered charity of our choice or as set out in clause 13.

4 Games, Winners and Prizes.

Cash prizes will be deposited directly into a winning Member’s Account and will usually be available within thirty (30) minutes of a tournament’s conclusion…

Any amounts that are mistakenly credited as winnings to your Account remain our property and will automatically be transferred from your Account upon the error being noticed. Any winnings mistakenly credited to your Account yet withdrawn by you will constitute a debt owed by you to us in the amount of such wrongfully attributed winnings…

You will also be unable to withdraw any funds (including any winnings you make from Bonus Funds) from your online Account until you have spent at least four times amount that you received in Bonus Funds playing our Games. You will be unable to withdraw any funds from your mobile Account until you have at least 2,000 credits. We do this to prevent deposits being withdrawn and Games being played using only Bonus Funds which we don’t think would be fair. Any amounts paid by us to you may only be paid into a Paypal account that is registered in your name…

When you request your first withdrawal from your Account, we will ask you for (a) proof of your identity and (b) your email address…

If you provide materially misleading, inaccurate or incomplete information in your Account, we will be entitled to terminate your Account and cause you to forfeit any prizes you may have won as well as exercise any legal remedies we may have as a result of such conduct.

5 Privacy policy and use of ‘cookies’.

We utilise e-mails to notify you when you win tournaments, alert you to withdrawals and to let you know of special promotions, events and policy changes. Important notices will be sent to your nominated email address as long as your Account is open…

6 Accounts. A person may open only one online Account and one mobile Account, and must be funded only by that person. We reserve the right to assess compliance with this requirement by checking for unique email addresses, real world addresses, credit card number and/or any other payment forms used to establish an Account…

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If any Member is discovered to have more than one online Account and one mobile Account, we reserve the right to close the relevant Account and consolidate all or part of the funds in any additional Accounts into the original, legitimate Account. The maximum amount transferred, if any, will not exceed the total amount of deposits, less any withdrawal requests that have been paid on the additional Accounts. All winnings will be forfeited. Furthermore, we have the right to deduct the reasonable transactions costs of doing this from the amounts being transferred to the original Account…

Continued breach may, at our discretion, result in the termination of all the relevant persons Accounts and banning from the Games and the Games Service. We reserve the right to terminate all affected Accounts if we conclude, acting reasonably, that a person controls or operates more than one online Account and one mobile Account…

We will not be liable to you for any loss that you may incur as a result of an unauthorised person accessing your Account and we accept no liability resulting from its unauthorised use, whether fraudulent or otherwise. As is usual, it is for you to ensure that your Account password is kept completely secret…

By opening an Account, you agree to allow us access to your Account to investigate complaints and/or other allegations of abuse…

At the termination of an Account, a sum equal to the remaining amount of funds that may be withdrawn in the Account will be returned to you once you have (a) proved your identity and (b) confirmed your email address to us, to our reasonable satisfaction. Deposits of funds made in the Account, less any withdrawals that have been made on the Account, will only be credited to a PayPal account that is registered in your name…

Where we have a serious and reasonable suspicion of fraudulent activity on an Account, we reserve the right to withhold the payment of withdrawable funds to a Member until the end of the charge-back period which applies to the payment method used to pay in the relevant funds.

10 Suspension and Termination for Breach. We reserve the right (a) to suspend or terminate any Member’s access to the Games, or parts of it, and (b) to forfeit from the relevant Account(s) all winnings, if the relevant Member or material appears to us to be in breach of any provision of these Terms…

Any person whose access has been suspended or terminated must not re-register for, or re-access, the Games without our prior written consent. You are responsible for everything that is done on or through your Account while you are logged in.

12 Fees. There are standard fees for all cash Accounts as follows: Playing fee: Approximately 25% of the entry cost for a Cash or Progressive jackpot tournament represents a fee paid by you to us for hosting the Game. The remaining 75% of the entry cost is not paid to us, but goes into the player’s prize fund to be paid by players to the winner(s) of the Games. See the section Money for more details…

Withdrawal Fee: Each withdrawal from your Account will incur a processing fee of up to £2 per request. If an Account balance (excluding any non-withdrawable funds) is lower than the withdrawal processing fee, the withdrawal request will not be completed…

When you credit your mobile Account with funds, the amount credited will be worth less than the amount that you paid. This is because you are charged a small transaction cost for making a deposit. The amount charged will be stated before you make payment…

We may add new or ancillary services from time to time which require the payment of fees either to us or a nominated third party on terms which will be provided to you at the time.

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-32

Appendix D

Summary of Weighted Average Shares Outstanding for each class of shares

Basic		2010	2011	2012	References:
Ordinary A	Basic	41,059,000	28,127,583	26,952,000	See Table 1 for details of calculation.
Ordinary B	Basic	19,777,000	10,350,000	9,493,000	See Table 2 for details of calculation.
Ordinary C	Basic	9,471,000	2,065,250	1,392,000	See Table 3 for details of calculation.
Ordinary E	Basic	—	2,297,051	6,891,152	See Table 4 for details of calculation.
Preference A	Basic	67,729,000	67,729,000	67,729,000	No movements during the periods.
Preference B	Basic	4,399,000	3,760,083	3,702,000	See Table 5 for details of calculation.
D Shares	Basic	700,000	133,333	—	See Table 6 for details of calculation.
D2 Shares (Vested)	Basic	—	228,487	2,207,084	See Appendix A for details of calculation.
D1 Shares (Vested)	Basic	—	47,252	1,143,212	See Appendix B for details of calculation.

		143,135,000	114,738,040	119,509,447

Basic weighed average number of shares outstanding		143,135,000	114,738,040	119,509,447
Profit/(loss) attributable to equity holders of the Company ($’000)		1,744	-1,315	7,845
Basic earnings per share ($)		0.012	-0.011	0.066

Table 1—A Ordinary Shares

Opening Balance—Jan 2010		41,059,000
Share Buyback—February 2011	—	14,107,000

Balance as at February 2011		26,952,000
No subsequent movements.

Table 2—B Ordinary Shares
Opening Balance—Jan 2010		19,777,000
Share Buyback—February 2011	—	10,284,000

Balance as at February 2011		9,493,000
No subsequent movements.

Table 3—C Ordinary Shares
Opening Balance—Jan 2010		9,471,000
Share Buyback—February 2011	—	8,079,000

Balance as at February 2011		1,392,000
No subsequent movements.

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KING DIGITAL ENTERTAINMENT PLC-33

Table 4—E Ordinary Shares
Opening Balance—Jan 2010		—
Issuance at September 2011		6,891,152

Balance as at September 2011		6,891,152
No subsequent movements.

Table 5—B Preference Shares
Opening Balance—Jan 2010		4,399,000
Share Buyback—February 2011	—	697,000

Balance as at February 2011		3,702,000
No subsequent movements.

Table 6—D Ordinary Shares
Opening Balance—Jan 2010		800,000
Share Buyback—November 2010	—	600,000

Balance as at November 2010		200,000
Share Buyback—September 2011	—	200,000

Balance as at September 2010		—
No subsequent movements.

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-34

Appendix A—D2 Ordinary Shares

Note that per IAS 33, par 21 (g), ordinary shares issued for the rendering of services to the entity are included in the computation of the number of ordinary shares outstanding as the services are rendered. As such, the D2 Ordinary Shares are included in the basic weighted average shares outstanding as they vest.

No D2 Ordinary Shares were outstanding during 2010.

Year	Vested D2 Ord Shares outstanding	Weighted average of Vested D2 Ord Shares Outstanding
Jan-11	—	—
Feb-11	—	—
Mar-11	—	—
Apr-11	—	—
May-11	—	—
Jun-11	—	—
Jul-11	—	—
Aug-11	—	—
Sep-11	434,627	36,219
Oct-11	434,627	36,219
Nov-11	434,627	36,219
Dec-11	1,437,959	119,830

		228,487

Jan-12	1,437,959	119,830
Feb-12	1,437,959	119,830
Mar-12	1,857,482	154,790
Apr-12	1,857,482	154,790
May-12	1,857,482	154,790
Jun-12	2,277,004	189,750
Jul-12	2,277,004	189,750
Aug-12	2,277,004	189,750
Sep-12	2,696,526	224,710
Oct-12	2,696,526	224,710
Nov-12	2,696,526	224,710
Dec-12	3,116,048	259,671

		2,207,084

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Appendix B—D1 Ordinary Shares

Note that per IAS 33, par 21 (g), ordinary shares issued for the rendering of services to the entity are included in the computation of the number of ordinary shares outstanding as the services are rendered. As such, the D1 Ordinary Shares are included in the basic weighted average shares outstanding as they vest.

No D1 Ordinary Shares were outstanding during 2010.

Year	Vested D1 Ord Shares outstanding	Weighted average of Vested D1 Ord Shares Outstanding
Jan-11	—	—
Feb-11	—	—
Mar-11	—	—
Apr-11	—	—
May-11	—	—
Jun-11	—	—
Jul-11	—	—
Aug-11	—	—
Sep-11	—	—
Oct-11	—	—
Nov-11	—	—
Dec-11	567,027	47,252

		47,252

Jan-12	567,027	47,252
Feb-12	567,027	47,252
Mar-12	645,316	53,776
Apr-12	645,316	53,776
May-12	645,316	53,776
Jun-12	1,306,368	108,864
Jul-12	1,306,368	108,864
Aug-12	1,306,368	108,864
Sep-12	1,611,027	134,252
Oct-12	1,611,027	134,252
Nov-12	1,611,027	134,252
Dec-12	1,896,352	158,029

		1,143,212

CONFIDENTIAL TREATMENT REQUESTED BY

KING DIGITAL ENTERTAINMENT PLC

KING DIGITAL ENTERTAINMENT PLC-36